INTANGIBLE ASSETS - Schedule of Intangible Assets by Operating Segment (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 37,172	$ 38,994